CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603

                                 April 5, 2007



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


        Re:    First Defined Portfolio Fund, LLC (the "Fund")

To the Commission:

        On behalf of the above Fund, electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 is the definitive proxy statement, form of proxy and other soliciting materials for the Fund. In addition, electronically transmitted herewith is a letter responding to comments received from Sally Samuel on the preliminary proxy statement for the Fund. Please call the undersigned at (312) 845-3446 with any questions regarding this filing.


                                Very truly yours,

                                CHAPMAN AND CUTLER LLP

                                By /s/ Suzanne M. Russell
                                   ----------------------------
                                   Suzanne M. Russell